Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2011	2012
	US$	US$
ASSETS

Current assets:
Cash and cash equivalents	46,092	10,416
Short-term investments	657	1,386
Prepayments and other current assets	1,898	2,719
Amounts due from a related party	1,595	—

Total current assets	50,242	14,521

Non-current assets:
Investment in subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries	320,710	482,428

Total assets	370,952	496,949

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Short-term loans	29,400	—
Accrued expenses and other liabilities	19	17
Dividend payable	51,969	—
Amounts due to subsidiaries and PRC Domestic Entities	197,656	310,053

Total liabilities	279,044	310,070

Commitments and contingencies

Shareholders’ equity:
Class A ordinary shares, par value HK$1 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 53,813,918 shares and 56,013,735 shares issued and outstanding as at December 31, 2011 and 2012, respectively	6,908	7,192
Class B ordinary shares, par value HK$ 1 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 24,336,650 shares and 24,336,650 shares issued and outstanding as at December 31, 2011 and 2012, respectively	3,124	3,124
Additional paid-in capital	49,838	69,637
Accumulated other comprehensive income	21,853	23,974
Retained earnings	10,185	82,952

Total shareholders’ equity	91,908	186,879

Total liabilities and shareholders’ equity	370,952	496,949

Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$

Revenues	—	—	—
Cost of revenues	—	—	—

Gross profit	—	—	—
General and administrative expenses	(1,127)	(1,764)	(49)

Operating loss	(1,127)	(1,764)	(49)
Equity in profits of subsidiaries and PRC Domestic Entities	64,715	107,732	151,649
Other-than-temporary impairment on available-for-sale security	—	(4,343)	(14)
Foreign exchange (loss) gain	(480)	—	224

Income before income taxes	63,108	101,625	151,810
Income tax expenses	—	—	—

Net income	63,108	101,625	151,810

Other comprehensive income, net of tax
Foreign currency translation adjustments	5,344	10,839	1,378
Unrealized (loss) gain on available-for-sale security	(721)	—	743
Reclassification adjustment for loss included in net income	—	721	—

Other comprehensive income, net of tax	4,623	11,560	2,121

Comprehensive income	67,731	113,185	153,931

Condensed Statements of Cash Flows

Condensed statements of cash flows

	2010	2011	2012
	US$	US$	US$

Net cash used in operating activities	(1,104)	(638)	(588)

Net cash used in investing activities	(12,760)	—	—

Net cash provided by (used in) financing activities	14,384	46,098	(35,088)

Net increase (decrease) in cash and cash equivalents	520	45,460	(35,676)
Cash and cash equivalents at beginning of year	112	632	46,092

Cash and cash equivalents at end of year	632	46,092	10,416